GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
General Information
Disclosure of interests in subsidiaries	The table below shows the interests held by Kyivstar Group in its principal subsidiaries as of December 31:

	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
Kyivstar Holdings B.V.***	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.**	100.00%	Cayman Islands	—	—
SUNVIN 11 LLC	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.

***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.